Derivative Financial Instruments - Summary of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥) shares
Forward currency contracts (forecasted transactions are highly probable) | Capital expenditures [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 2,721
Average forward rate (RMB/USD) | shares	6.9771
Forward currency contracts (forecasted transactions are highly probable) | Highly probable forecasted purchases [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 2,693
Average forward rate (RMB/USD) | shares	6.9368
Interest rate swaps [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 6,194
Hedged rate (%)	1.6831%
Less than 3 months [member] | Interest rate swaps [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 31
Hedged rate (%)	2.045%
3 to 6 months [member] | Forward currency contracts (forecasted transactions are highly probable) | Capital expenditures [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 628
Average forward rate (RMB/USD) | shares	7.0151
3 to 6 months [member] | Interest rate swaps [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 30
Hedged rate (%)	1.88%
6 to 9 months [member] | Forward currency contracts (forecasted transactions are highly probable) | Capital expenditures [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 1,047
Average forward rate (RMB/USD) | shares	6.9325
6 to 9 months [member] | Forward currency contracts (forecasted transactions are highly probable) | Highly probable forecasted purchases [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 1,835
Average forward rate (RMB/USD) | shares	6.9629
9 to 12 months [member] | Forward currency contracts (forecasted transactions are highly probable) | Capital expenditures [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 1,046
Average forward rate (RMB/USD) | shares	6.9988
9 to 12 months [member] | Forward currency contracts (forecasted transactions are highly probable) | Highly probable forecasted purchases [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 858
Average forward rate (RMB/USD) | shares	6.8810
Over 365 days [member] | Interest rate swaps [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 6,133
Hedged rate (%)	1.6803%